Other Current and Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Other Assets - Current
Prepaid Intellectual Property	$ 2,197	$ 2,443	$ 3,411
Prepaid Insurance	639	431	2,011
Prepaid Acquisitions	2,865	2,243
Prepaid Freight	325	216
Prepaid Manufacturing Components	28	79	167
Prepaid Maintenance	825	885	165
Prepaid Shipping Supplies		2,832	1,533
Total Other Assets - Current	9,431	9,128	7,287
Other Assets - Long Term
Deposits	305	3,748	361
Total Other Long-Term Assets	$ 305	$ 3,748	$ 361